Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Advances and contributions in aid of construction, refunds	$ 31	$ 33	$ 25